Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	kr 87,645	kr 87,175
Partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	83,695	83,084
Unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	3,950	4,091
Sweden [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	41,166	38,202
Sweden [member] | Partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	40,665	37,679
Sweden [member] | Unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	501	523
US [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	21,005	22,710
US [member] | Partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	20,319	21,956
US [member] | Unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	686	754
UNITED KINGDOM
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	13,246	14,088
UNITED KINGDOM | Partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	13,246	14,088
Other Countries [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	12,228	12,175
Other Countries [member] | Partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	9,465	9,361
Other Countries [member] | Unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	kr 2,763	kr 2,814